Debt - Third Amendment (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 03, 2021	Sep. 30, 2020	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Repayment of senior debt	$ 1,179,651		$ 1,200,000	$ 4,912,541	$ 4,639,674	$ 6,181,711	$ 6,013,257
Senior debt
Debt Instrument [Line Items]
Required cash proceeds through an equity or debt financing or other transaction		$ 25,000,000
Escrow fund		$ 1,500,000			$ 1,500,000